Insurance business - Reconciliation of amounts included in other comprehensive income for financial assets measured at fair value through other comprehensive income – contracts measured under the modified retrospective approach (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Financial Assets [Roll Forward]
Financial assets, beginning balance	£ 269,213
Related income tax	147	£ (680)	[1]	£ (78)	[1]
Financial assets, ending balance	306,141	269,213
Debt instruments measured at FVOCI | Contracts under the modified retros- pective approach
Disclosure of Financial Assets [Roll Forward]
Financial assets, beginning balance	(808)	459
Net change in fair value	363	(1,665)
Net amount reclassified to profit or loss	(5)	(1)
Related income tax	(93)	430
Foreign exchange and other	17	(31)
Financial assets, ending balance	£ (526)	£ (808)		£ 459

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.